SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Amounts receivable	$ (1,341,845)	$ (356,479)	$ (526,241)
Prepaid expenses and deposits	83,535	(186,290)	(7,832)
Unbilled revenues	(107,099)	0	0
Other receivable	67,143	(277,682)	(14,436)
Bank indebtedness	(39,464)	(8,632)
Accounts payable and accrued liabilities	(725,292)	2,380,469	(1,262,924)
Interest payable	488,997	401,104	0
Deferred revenue	259,182	178,668	0
Customer deposits	8,470,889	0	0
Income tax payable	373,196	0	0
Changes in non-cash working capital items	$ 7,529,242	$ 2,131,158	$ (1,811,433)